As filed with the Securities and Exchange Commission on May 20, 2020

1933 Act Registration No. 333-35883

1940 Act Registration No. 811-08361

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72	☒

(Check appropriate box or boxes)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code 312-655-4400

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Stephen H. Bier, Esq.
200 West Street	Dechert LLP
New York, New York 10282	1095 Avenue of the Americas
(Name and address of agent for service)	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Advisor, Institutional and Service Shares of the Goldman Sachs High Quality Floating Rate Fund and Goldman Sachs Multi-Strategy Alternatives Portfolio.

Institutional and Service Shares of the Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Trends Allocation Fund, and Goldman Sachs Government Money Market Fund.

Service Shares of the Goldman Sachs Equity Index Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 71 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 20th day of May, 2020.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Registrant

By:	/s/ Caroline L. Kraus
Caroline L. Kraus,
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	May 20, 2020

[1]Joseph F. DiMaria Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	May 20, 2020

[1]Jessica Palmer Jessica Palmer	Chair and Trustee	May 20, 2020

[1]Dwight L. Bush Dwight L. Bush	Trustee	May 20, 2020

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	May 20, 2020

[1]Diana M. Daniels Diana M. Daniels	Trustee	May 20, 2020

[1]Joaquin Delgado Joaquin Delgado	Trustee	May 20, 2020

[1]Roy W. Templin Roy W. Templin	Trustee	May 20, 2020

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	May 20, 2020

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 11-12, 2019.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: May 20, 2020

/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase